Debt securities issued	12 Months Ended
Dec. 31, 2024
Debt Instruments Issued [Abstract]
Debt securities issued	Debt securities issued

					Carrying amount as of
Detail	Issuance date	Nominal Value	Maturity date	Annual Nominal	December 31, 2024	December 31, 2023
Class 29 BBVA	September 23, 2024	24,500,000	June 23, 2025	BADLAR + 5%	24,500,000	—
Class 30 BBVA	December 12, 2024	15,088,235	September 12, 2025	FIXED TEM 2.75%	15,088,235	—
Class 31 BBVA	December 12, 2024	37,706,733	December 12, 2025	TAMAR + 2.74%	37,706,733	—
Class 10 Volkswagen Financial Services	October 12, 2023	10,000,000	October 12, 2024	BADLAR + 4.5%	—	21,776,275
Class 11 Volkswagen Financial Services	October 22, 2024	15,974,963	October 22, 2025	BADLAR +5.75%	15,974,963	—
Class 29 PSA	December 23, 2024	11,655,556	September 23, 2025	FIXED TNA 36.72%	11,655,556	—
Class 30 PSA	December 23, 2024	8,344,444	June 23, 2026	TAMAR + 3.25%	8,344,444	—

				Total Principal	113,269,931	21,776,275
				Interest accrued payable	2,628,659	6,133,745
				Total	115,898,590	27,910,020
Definitions:
BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.
TAMAR (Wholesale Rate of Argentina), is the interest rate for time deposits over 1000 (one thousand) millions pesos, for 30 to 35 days.
TEM: Monthly Effective Rate
TNA: Annual Nominal Rate

Below is a description of the current Global Corporate Bond Programs:

Company	Authorized Amount	Type of Corporate Bond	Program Term	Date of Approval by Shareholders/Board of Directors	CNV Approval
Banco BBVA Argentina S.A.	US$500,000 thousand or equivalent	Non-subordinated, simple corporate bonds not convertible into shares, secured, if permitted by current regulations, with floating and/or special guarantees, and/or subordinated, convertible or not into shares, secured.	5 years	Approval by Shareholders’ Meetings dated July 15, 2003, April 26, 2007, March 28, 2008, March 30, 2011, March 26, 2013, April 9, 2013, and April 10, 2018. Approval by Board of Directors’ Meetings dated August 31, 2004, December 7, 2004, September 24, 2008, September 23, 2009, December 22, 2009, June 24, 2022, December 20, 2022, and May 22, 2024.	Resolution No.14,967 dated November 29, 2004, and extended through Resolution No. 16,010 dated November 6, 2008. The increase in the program's total outstanding amount was authorized through Resolution No. 16,611 dated July 21, 2011, and through Resolution No. 16,826 dated May 30, 2012. In addition, a new program term extension was authorized through Resolution No, 17,127 dated July 11, 2013, and the amendment of its general terms and conditions, the extension of its term and the increase in its maximum amount were authorized through Resolution No. RESFC-2018-19516-APN-DIR#CNV dated May 17, 2018. Lastly, the extension of the program term, the reduction of the amount and the amendment of certain terms and conditions were authorized by CNV Resolution No. DI-2022-36-APN-GE#CNV dated July 13, 2022.
Volkswagen Financial Services Cía. Financiera S.A.	US$250,000 thousand or equivalent	Simple, not convertible into shares	5 years	September 26, 2024	The creation of the program and the extension thereof were authorized by Resolution No. RESFC-2018-19549-APN-DIR#CNV dated June 14, 2018, and DI2023-38-APN-GE#CNV dated August 18, 2023, respectively, issued by the Board of Directors of the CNV.
PSA Finance Argentina Compañía Financiera S.A.	US$50,000 thousand or equivalent	Simple, not convertible into shares	5 years	September 26, 2023	On April 26, 2018, the General Ordinary and Extraordinary Meeting of PSA Finance Argentina Compañía Financiera S.A. resolved to update and modify the terms and conditions of the Program to be able to opt to place Debt Securities denominated in monetary units adjustable by indexes and/or, which was authorized by the CNV through Resolution No. RESFC-2018-19523- APN-DIR#CNV dated May 17, 2018. The extension of the Program for a period of 5 (five) years and the modification of its terms and conditions were approved by the Ordinary and Extraordinary Meeting of April 20, 2023. The following modifications to the terms of the Program were approved by the Board of Directors meeting dated September 26, 2023. The update of the Prospectus and its preliminary version were approved by resolution of the deputy delegate dated November 3, 2023.